Other Non-current Assets - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets		$ 3,759	$ 30,821
Other cloud infrastructure [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets			19,039
Prepaid expense for cloud infrastructure support, net [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[1]	3,759	4,171
Securities margin [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[2]		4,141
Artificial intelligence platform under construction [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets			2,270
Advance to employees [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	[3]		$ 1,200

[1]	For the year ended December 31, 2025, the Group paid RMB41.2 million (approximately $5.7 million) for cloud infrastructure support, which would be amortized over 3 years based on the service agreements. For the 3 months ended March 31, 2025 and 2026, amortization expense was nil and $468, respectively.
[2]	Securities margin represented cash collateral provided under guarantee arrangements. The details of such arrangements and the related collateral deposits are disclosed in Note 5.
[3]	Receivables from third parties represented advances to employees for the Group’s daily operations. The details of such advances and related reclassification are disclosed in Note 5.